UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
September 30, 2009

Shares	Description (1)	Value
Common Stocks – 100.6%
Aerospace & Defense – 2.5%
55,000	Boeing Company	$ 2,978,250
87,200	Honeywell International Inc.	3,239,480
29,605	Raytheon Company	1,420,152
75,700	United Technologies Corporation	4,612,401
Total Aerospace & Defense	12,250,283
Air Freight & Logistics – 0.8%
68,560	United Parcel Service, Inc., Class B	3,871,583
Airlines – 0.1%
37,484	AMR Corporation, (2)	297,998
16,213	Continental Airlines, Inc., (2)	266,542
Total Airlines	564,540
Auto Components – 0.1%
30,296	Cooper Tire & Rubber	532,604
Automobiles – 0.6%
241,200	Ford Motor Company, (2)	1,739,052
41,681	Harley-Davidson, Inc.	958,663
Total Automobiles	2,697,715
Beverages – 2.2%
111,623	Coca-Cola Company	5,994,155
82,498	PepsiCo, Inc.	4,839,333
Total Beverages	10,833,488
Biotechnology – 1.3%
56,598	Amgen Inc., (2)	3,408,898
24,559	Celgene Corporation, (2)	1,372,848
33,927	Gilead Sciences, Inc., (2)	1,580,320
Total Biotechnology	6,362,066
Building Products – 0.1%
42,748	Masco Corporation	552,304
Capital Markets – 2.1%
112,898	Charles Schwab Corporation	2,161,997
48,534	Jefferies Group, Inc., (2)	1,321,581
40,593	Legg Mason, Inc.	1,259,601
123,866	Morgan Stanley	3,824,982
59,253	Waddell & Reed Financial, Inc., Class A	1,685,748
Total Capital Markets	10,253,909
Chemicals – 2.3%
51,511	Dow Chemical Company	1,342,892
113,406	E.I. Du Pont de Nemours and Company	3,644,869
28,359	Eastman Chemical Company	1,518,341
3,643	Lubrizol Corporation	260,329
26,712	Monsanto Company	2,067,509
16,700	NL Industries Inc.	111,890
53,293	Olin Corporation	929,430
63,622	RPM International, Inc.	1,176,371
Total Chemicals	11,051,631
Commercial Banks – 2.9%
33,724	Comerica Incorporated	1,000,591
30,047	HSBC Holdings PLC, Sponsored ADR	1,723,195
2,649	Toronto-Dominion Bank	170,728
177,092	U.S. Bancorp	3,871,231
257,392	Wells Fargo & Company	7,253,307
Total Commercial Banks	14,019,052
Commercial Services & Supplies – 0.9%
3,177	Avery Dennison Corporation	114,404
56,149	Deluxe Corporation	960,148
40,642	Pitney Bowes Inc.	1,009,954
21,600	R.R. Donnelley & Sons Company	459,216
24,100	Standard Register Company	141,708
59,938	Waste Management, Inc.	1,787,351
Total Commercial Services & Supplies	4,472,781
Communications Equipment – 2.9%
14,156	ADTRAN, Inc.	347,530
8,005	Ciena Corporation, (2)	130,321
304,502	Cisco Systems, Inc., (2)	7,167,977
11,034	JDS Uniphase Corporation, (2)	78,452
221,002	Motorola, Inc.	1,898,407
97,408	QUALCOMM, Inc.	4,381,412
2,604	Research In Motion Limited, (2)	175,900
Total Communications Equipment	14,179,999
Computers & Peripherals – 4.7%
49,473	Apple, Inc., (2)	9,170,810
95,726	Dell Inc., (2)	1,460,779
139,379	EMC Corporation, (2)	2,375,018
81,871	International Business Machines Corporation (IBM)	9,792,590
19,534	Sun Microsystems Inc., (2)	177,564
Total Computers & Peripherals	22,976,761
Consumer Finance – 0.1%
42,236	Discover Financial Services	685,490
Containers & Packaging – 0.5%
65,406	Packaging Corp. of America	1,334,282
32,635	Sonoco Products Company	898,768
Total Containers & Packaging	2,233,050
Distributors – 0.3%
40,469	Genuine Parts Company	1,540,250
Diversified Consumer Services – 0.1%
7,623	Apollo Group, Inc., (2)	561,586
Diversified Financial Services – 4.8%
397,961	Bank of America Corporation	6,733,500
350,485	Citigroup Inc.	1,696,347
8,110	CME Group, Inc.	2,499,421
259,696	JPMorgan Chase & Co.	11,379,879
43,506	New York Stock Exchange Euronext	1,256,888
Total Diversified Financial Services	23,566,035
Diversified Telecommunication Services – 3.9%
445,139	AT&T Inc.	12,023,204
206,568	Frontier Communications Corporation	1,557,523
176,286	Verizon Communications Inc.	5,336,177
20,804	Windstream Corporation	210,745
Total Diversified Telecommunication Services	19,127,649
Electric Utilities – 1.4%
3,600	DPL Inc.	93,960
131,100	Duke Energy Corporation	2,063,514
27,323	Great Plains Energy Incorporated	490,448
80,800	Pepco Holdings, Inc.	1,202,304
33,445	Progress Energy, Inc.	1,306,362
58,348	Southern Company	1,847,881
Total Electric Utilities	7,004,469
Electrical Equipment – 1.0%
107,741	Emerson Electric Company	4,318,259
15,759	Rockwell Automation, Inc.	671,333
Total Electrical Equipment	4,989,592
Electronic Equipment & Instruments – 0.4%
126,298	Corning Incorporated	1,933,622
Energy Equipment & Services – 2.4%
8,007	Diamond Offshore Drilling, Inc.	764,829
21,795	ENSCO International Incorporated	927,159
110,699	Halliburton Company	3,002,157
7,759	Patterson-UTI Energy, Inc.	117,161
81,597	Schlumberger Limited	4,863,181
18,335	Smith International, Inc.	526,215
28,716	Tidewater Inc.	1,352,236
Total Energy Equipment & Services	11,552,938
Food & Staples Retailing – 2.4%
12,109	Costco Wholesale Corporation	683,674
120,113	CVS Caremark Corporation	4,292,839
38,696	SUPERVALU INC.	582,762
122,641	Wal-Mart Stores, Inc.	6,020,447
Total Food & Staples Retailing	11,579,722
Food Products – 0.9%
149,138	Kraft Foods Inc.	3,917,855
57,000	Sara Lee Corporation	634,980
Total Food Products	4,552,835
Gas Utilities – 1.2%
14,837	AGL Resources Inc.	523,301
28,666	Atmos Energy Corporation	807,808
25,595	National Fuel Gas Company	1,172,507
45,400	Nicor Inc.	1,661,186
43,151	ONEOK, Inc.	1,580,190
Total Gas Utilities	5,744,992
Health Care Equipment & Supplies – 0.8%
12,338	Hologic Inc., (2)	201,603
3,518	Intuitive Surgical, Inc., (2)	922,596
81,113	Medtronic, Inc.	2,984,958
Total Health Care Equipment & Supplies	4,109,157
Health Care Providers & Services – 1.8%
6,901	Brookdale Senior Living Inc.	125,115
15,450	Coventry Health Care, Inc., (2)	308,382
20,000	Express Scripts, Inc., (2)	1,551,600
4,681	Henry Schein Inc., (2)	257,034
47,893	Kindred Healthcare Inc., (2)	777,303
32,615	Medco Health Solutions, Inc., (2)	1,803,936
100,410	UnitedHealth Group Incorporated	2,514,266
31,168	Wellpoint Inc., (2)	1,476,116
Total Health Care Providers & Services	8,813,752
Health Care Technology – 0.0%
57	Cerner Corporation, (2)	4,264
Hotels, Restaurants & Leisure – 1.3%
17,800	Carnival Corporation	592,384
42,761	International Game Technology	918,506
2,272	Interval Leisure Group Inc., (2)	28,355
86,950	McDonald’s Corporation	4,962,237
Total Hotels, Restaurants & Leisure	6,501,482
Household Durables – 1.1%
11,075	Black & Decker Corporation	512,662
13,597	Garmin Limited	513,151
106,577	Newell Rubbermaid Inc.	1,672,193
28,297	Tupperware Corporation	1,129,616
21,465	Whirlpool Corporation	1,501,691
Total Household Durables	5,329,313
Household Products – 2.6%
24,130	Colgate-Palmolive Company	1,840,636
18,473	Kimberly-Clark Corporation	1,089,538
170,945	Procter & Gamble Company	9,901,134
Total Household Products	12,831,308
Industrial Conglomerates – 3.1%
27,626	3M Co.	2,038,799
780,809	General Electric Company	12,820,884
57	Siemens AG, Sponsored ADR	5,299
Total Industrial Conglomerates	14,864,982
Insurance – 2.1%
58,427	Allstate Corporation	1,789,035
18,591	Arthur J. Gallagher & Co.	453,063
46,985	Fidelity National Title Group Inc., Class A	708,534
21,200	Hartford Financial Services Group, Inc.	561,800
76,562	Lincoln National Corporation	1,983,721
72,500	Marsh & McLennan Companies, Inc.	1,792,925
42,977	Travelers Companies, Inc.	2,115,758
52,700	Unitrin, Inc.	1,027,123
Total Insurance	10,431,959
Internet & Catalog Retail – 0.5%
21,234	Amazon.com, Inc., (2)	1,982,406
3,103	Hosting Site Network, Inc., (2)	50,517
2,978	Priceline.com Incorporated, (2)	493,812
Total Internet & Catalog Retail	2,526,735
Internet Software & Services – 2.1%
14,527	Akamai Technologies, Inc., (2)	285,891
63,227	eBay Inc., (2)	1,492,789
11,917	Google Inc., Class A, (2)	5,909,044
44,605	United Online, Inc.	358,624
5,616	ValueClick, Inc., (2)	74,075
25,228	VeriSign, Inc., (2)	597,651
78,773	Yahoo! Inc., (2)	1,402,947
Total Internet Software & Services	10,121,021
IT Services – 1.4%
4,000	Accenture Limited	149,080
54,615	Automatic Data Processing, Inc.	2,146,370
21,368	Cognizant Technology Solutions Corporation, Class A, (2)	826,087
23,364	Fidelity National Information Services	596,016
3,197	Lender Processing Services Inc.	122,029
6,331	MasterCard, Inc.	1,279,812
43,862	Paychex, Inc.	1,274,191
2,733	Visa Inc.	188,878
Total IT Services	6,582,463
Leisure Equipment & Products – 0.1%
39,513	Eastman Kodak Company	188,872
11,848	Polaris Industries Inc.	483,161
Total Leisure Equipment & Products	672,033
Machinery – 2.3%
57,600	Caterpillar Inc.	2,956,608
26,953	Cummins Inc.	1,207,764
33,411	Deere & Company	1,434,000
13,600	Graco Inc.	379,032
35,099	Ingersoll Rand Company Limited, Class A	1,076,486
18,030	Parker Hannifin Corporation	934,675
11,767	Snap-on Incorporated	409,021
25,530	SPX Corporation	1,564,223
24,994	Stanley Works	1,066,994
12,000	Timken Company	281,160
Total Machinery	11,309,963
Media – 2.3%
60,282	CBS Corporation, Class B	726,398
201,912	Comcast Corporation, Class A	3,410,294
39,613	New York Times, Class A	321,658
35,396	Omnicom Group, Inc.	1,307,528
114,479	Regal Entertainment Group, Class A	1,410,381
138,485	Walt Disney Company	3,802,798
Total Media	10,979,057
Metals & Mining – 0.7%
73,484	Alcoa Inc.	964,110
27,262	Nucor Corporation	1,281,587
35,874	Southern Copper Corporation	1,100,973
Total Metals & Mining	3,346,670
Multiline Retail – 1.1%
7	Dollar Tree Stores Inc., (2)	341
4,000	Family Dollar Stores, Inc.	105,600
41,402	Federated Department Stores, Inc.	757,243
53,725	Nordstrom, Inc.	1,640,762
8,076	Sears Holding Corporation, (2)	527,444
46,573	Target Corporation	2,174,028
Total Multiline Retail	5,205,418
Multi-Utilities – 2.0%
40,360	Ameren Corporation	1,020,301
35,279	Consolidated Edison, Inc.	1,444,322
79,595	Integrys Energy Group, Inc.	2,856,665
15,861	Northwestern Corporation	387,484
51,787	OGE Energy Corp.	1,713,114
66,981	Public Service Enterprise Group Incorporated	2,105,883
Total Multi-Utilities	9,527,769
Oil, Gas & Consumable Fuels – 9.9%
12,670	BP PLC, Sponsored ADR	674,424
139,454	Chevron Corporation	9,821,745
109,023	ConocoPhillips	4,923,479
46,182	CONSOL Energy Inc.	2,083,270
27,271	Continental Resources Inc., (2)	1,068,205
9,051	EnCana Corporation	521,428
40,461	EOG Resources, Inc.	3,378,898
273,853	Exxon Mobil Corporation	18,789,054
53,857	Occidental Petroleum Corporation	4,222,389
7,724	Suncor Energy, Inc.	266,941
11,645	Total SA, Sponsored ADR	690,083
92,575	Valero Energy Corporation	1,795,029
Total Oil, Gas & Consumable Fuels	48,234,945
Paper & Forest Products – 0.3%
34,387	Weyerhaeuser Company	1,260,284
Pharmaceuticals – 8.3%
109,036	Abbott Laboratories	5,394,011
153,129	Bristol-Myers Squibb Company	3,448,465
62,495	Eli Lilly and Company	2,064,210
7,833	GlaxoSmithKline PLC, Sponsored ADR	309,482
164,208	Johnson & Johnson	9,998,625
170,100	Merck & Co. Inc.	5,380,263
2,492	Novartis AG, Sponsored ADR	125,547
445,096	Pfizer Inc.	7,366,339
18,021	Sanofi-Aventis, Sponsored ADR	665,876
90,678	Schering-Plough Corporation	2,561,654
61,191	Wyeth	2,972,659
Total Pharmaceuticals	40,287,131
Professional Services – 0.1%
3,665	Manpower Inc.	207,842
22,509	Resources Connection, Inc., (2)	384,004
Total Professional Services	591,846
Real Estate Investment Trust – 1.9%
46,493	Brandywine Realty Trust	513,283
54,183	CapLease Inc.	218,357
32,157	Health Care REIT, Inc.	1,338,374
49,625	Healthcare Realty Trust, Inc.	1,048,576
45,684	Hospitality Properties Trust	930,583
116,913	HRPT Properties Trust	879,186
85,762	Lexington Corporate Properties Trust	437,386
30,821	Liberty Property Trust	1,002,607
17,263	Medical Properties Trust Inc.	134,824
42,355	Nationwide Health Properties, Inc.	1,312,581
30,300	Senior Housing Properties Trust	579,033
11,215	Sun Communities Inc.	241,347
61,650	U-Store-It Trust	385,313
Total Real Estate Investment Trust	9,021,450
Road & Rail – 0.8%
20,517	Burlington Northern Santa Fe Corporation	1,637,872
18,105	Norfolk Southern Corporation	780,507
28,097	Union Pacific Corporation	1,639,460
Total Road & Rail	4,057,839
Semiconductors & Equipment – 2.6%
27,457	Analog Devices, Inc.	757,264
103,121	Applied Materials, Inc.	1,381,821
21,444	Broadcom Corporation, Class A, (2)	658,116
317,691	Intel Corporation	6,217,213
12,846	Intersil Holding Corporation, Class A	196,672
6,596	Lam Research Corporation, (2)	225,319
24,226	Microchip Technology Incorporated	641,989
24,800	National Semiconductor Corporation	353,896
33,221	NVIDIA Corporation, (2)	499,312
67,000	Texas Instruments Incorporated	1,587,230
Total Semiconductors & Equipment	12,518,832
Software – 4.0%
34,641	Adobe Systems Incorporated, (2)	1,144,539
18,119	Autodesk, Inc., (2)	431,232
3,113	McAfee Inc., (2)	136,318
462,636	Microsoft Corporation	11,977,646
243,105	Oracle Corporation	5,066,308
12,400	Salesforce.com, Inc., (2)	705,932
3,000	Sybase, Inc., (2)	116,700
Total Software	19,578,675
Specialty Retail – 2.1%
26,963	Abercrombie & Fitch Co., Class A	886,543
46,762	American Eagle Outfitters, Inc.	788,407
40,248	Best Buy Co., Inc.	1,510,105
108,836	Home Depot, Inc.	2,899,391
51,450	Limited Brands, Inc.	874,136
85,724	Lowe’s Companies, Inc.	1,795,061
236	Ross Stores, Inc.	11,274
10,866	Tiffany & Co.	418,667
25,162	TJX Companies, Inc.	934,768
Total Specialty Retail	10,118,352
Textiles, Apparel & Luxury Goods – 0.4%
7,159	Cherokee Inc.	171,601
24,144	VF Corporation	1,748,750
Total Textiles, Apparel & Luxury Goods	1,920,351
Thrifts & Mortgage Finance – 0.2%
60,610	New York Community Bancorp, Inc.	692,166
38,788	TrustCo Bank Corporation NY	242,425
Total Thrifts & Mortgage Finance	934,591
Tobacco – 1.8%
172,535	Altria Group, Inc.	3,072,847
111,542	Philip Morris International	5,436,556
10,734	Reynolds American Inc.	477,877
1	Vector Group Ltd.	16
Total Tobacco	8,987,296
Wireless Telecommunication Services – 0.0%
5,500	USA Mobility Inc., (2)	70,840
Total Common Stocks (cost $489,011,771)	490,430,724

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 6.3%
$ 30,946	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $30,945,653, collateralized by $4,135,000 U.S. Treasury Notes, 0.875%, due 12/31/10, value $4,166,013 and $27,265,000 U.S. Treasury Notes, 0.875%, due 1/31/11, value $27,401,325	0.010%	10/01/09	$ 30,945,644
Total Short-Term Investments (cost $30,945,644)	30,945,644
Total Investments (cost $519,957,415) – 106.9%	521,376,368

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
Call Options Written – (4.8)% (4)
(620)	S&P 500 Index	$ (60,450,000)	10/17/09	$ 975	$ (5,235,900)
(616)	S&P 500 Index	(61,600,000)	10/17/09	1,000	(3,800,720)
(575)	S&P 500 Index	(58,937,500)	10/17/09	1,025	(2,351,750)
(508)	S&P 500 Index	(53,340,000)	10/17/09	1,050	(1,191,260)
(527)	S&P 500 Index	(54,017,500)	11/21/09	1,025	(2,861,610)
(1,260)	S&P 500 Index	(132,300,000)	11/21/09	1,050	(4,825,800)
(509)	S&P 500 Index	(52,172,500)	12/19/09	1,025	(3,196,520)
(4,615)	Total Call Options Written (premiums received $20,340,653)	(472,817,500)	(23,463,560)
Other Assets Less Liabilities – (2.1)%	(10,423,520)
Net Assets – 100%	$487,489,288
Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 490,430,724	$ —	$ —	$ 490,430,724
Short-Term Investments	30,945,644	—	—	30,945,644
Call Options Written	(23,463,560)	—	—	(23,463,560)
Total	$ 497,912,808	$ —	$ —	$ 497,912,808

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted amendments to authoratative guidance under GAAP on disclosures about derivative instruments and hedging activities.  This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund's financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of September 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$23,463,560

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments (excluding call options written) was $519,957,444.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call options written) at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 76,984,253
Depreciation	(75,565,329)
Net unrealized appreciation (depreciation) of investments	$ 1,418,924

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009

*                      Print the name and title of each signing officer under his or her signature.